Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

As of December 31, 2024, the Company’s subsidiaries are as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities
Helport Limited (“Helport”)	June 5, 2023	British Virgin Islands	100%	Holding company
Helport Group Limited (“Helport BVI”)	November 14, 2023	British Virgin Islands	100%	Holding company
Helport Pte. Ltd. (“Helport Singapore”)	September 27, 2020	Singapore	100%	Development of software and applications
Helport AI Inc. (“Helport AI”)	September 15, 2023	United States	100%	Development of software and applications
Tristar Acquisition I Corp. (“Tristar”)	March 5, 2021	Cayman Islands	100%	Holding company

Schedule of Net Income Per Ordinary Share

The net income per ordinary share before and after the retrospective adjustments of comparative historical period are as follows:

	For the six months ended December 31,
	2023
	Before	After
	adjustment	adjustment
Net income per ordinary share
—Basic and diluted	$40,023	$0.21